Customer Revenue by Classes of Similar Products or Services (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Customer revenue	$ 3,356.4	$ 3,456.5	$ 3,706.4
Services
Revenue from External Customer [Line Items]
Customer revenue	2,887.7	2,996.1	3,192.4
Technology
Revenue from External Customer [Line Items]
Customer revenue	468.7	460.4	514.0
Systems Integration and Consulting | Services
Revenue from External Customer [Line Items]
Customer revenue	942.8	956.9	1,079.3
Outsourcing | Services
Revenue from External Customer [Line Items]
Customer revenue	1,412.7	1,428.7	1,475.5
Infrastructure Services | Services
Revenue from External Customer [Line Items]
Customer revenue	347.4	428.1	442.4
Core Maintenance | Services
Revenue from External Customer [Line Items]
Customer revenue	184.8	182.4	195.2
Enterprise-Class Software And Servers | Technology
Revenue from External Customer [Line Items]
Customer revenue	429.0	402.7	480.3
Other Technology | Technology
Revenue from External Customer [Line Items]
Customer revenue	$ 39.7	$ 57.7	$ 33.7